Employee Benefits	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Employee Benefits
21.	Employee Benefits

(a) Defined contribution plans

The expenses related to post-employment benefit plans under defined contribution plans for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Expense related to post-employment benefit plans under defined contribution plans	￦	25,224	30,344	35,538

(b) Defined benefit plans

1) The amounts recognized in relation to net defined benefit liabilities in the statements of financial position as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Present value of funded obligations	￦	1,715,583	1,826,907
Fair value of plan assets (*1)		(1,693,118)	(1,714,166)
Present value of non-funded obligations		17,437	16,228

Net defined benefit liabilities	￦	39,902	128,969

(*1)	As of December 31, 2016 and 2017, the Company recognized net defined benefit assets amounting to ￦83,702 million and ￦8,224 million, respectively, since there are consolidated entities whose fair value of plan assets exceeded the present value of defined benefit obligations.

2) Changes in present value of defined benefit obligations for the years ended December 31, 2016 and 2017 were as follows:

	2016		2017
	(in millions of Won)
Defined benefit obligations at the beginning of period	￦	1,714,115	1,733,020
Current service costs		285,706	209,612
Interest costs		39,286	35,830
Remeasurements:		(32,927)	51,994
— Gain from change in financial assumptions		(72,910)	(50,218)
— Loss (gain) from change in demographic assumptions		(4,140)	15,952
— Others		44,123	86,260
Benefits paid		(278,278)	(185,220)
Others		5,118	(2,101)

Defined benefit obligations at the end of period	￦	1,733,020	1,843,135

3) Changes in fair value of plan assets for the years ended December 31, 2016 and 2017 were as follows:

	2016		2017
	(in millions of Won)
Fair value of plan assets at the beginning of period	￦	1,532,090	1,693,118
Interest on plan assets		37,385	45,516
Remeasurement of plan assets		(6,963)	(17,190)
Contributions to plan assets		328,671	164,828
Benefits paid		(189,817)	(168,643)
Others		(8,248)	(3,463)

Fair value of plan assets at the end of period	￦	1,693,118	1,714,166

The Company expects to make an estimated contribution of ￦164,865 million to the defined benefit plan assets in 2018.

4) The fair value of plan assets as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Equity instruments	￦	56,187	41,218
Debt instruments		411,726	367,027
Deposits		1,167,475	1,254,571
Others		57,730	51,350

	￦	1,693,118	1,714,166

5) The amounts recognized in consolidated statements of comprehensive income for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Current service costs	￦	239,508	285,706	209,612
Net interest costs (*1)		5,894	1,901	(9,686)

	￦	245,402	287,607	199,926

(*1)	The actual return on plan assets amounted to ￦32,630 million, ￦30,422 million and ￦28,326 million for the years ended December 31, 2015, 2016 and 2017, respectively.

The above expenses by function were as follows:

	2015		2016	2017
	(in millions of Won)
Cost of sales	￦	170,334	161,810	131,724
Selling and administrative expenses		74,210	124,994	67,424
Others		858	803	778

	￦	245,402	287,607	199,926

6) Accumulated actuarial gains (losses), net of tax recognized in other comprehensive income for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Beginning	￦	(314,106)	(272,152)	(251,612)
Current actuarial gains (losses)		41,954	20,540	(47,543)

Ending	￦	(272,152)	(251,612)	(299,155)

7) The principal actuarial assumptions as of December 31, 2016 and 2017 are as follows:

	2016	2017
	(%)
Discount rate	2.15~8.59	2.70~7.75
Expected future increase in salaries (*1)	1.00~10.00	1.04~10.00

(*1)	The expected future increase in salaries is based on the average salary increase rate for the past three years.

All assumptions are reviewed at the end of the reporting period. Additionally, the total estimated defined benefit obligation includes actuarial assumptions associated with the long-term characteristics of the defined benefit plan.

8) Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	1% Increase			1% Decrease
	Amount		Percentage (%)	Amount	Percentage (%)
	(in millions of Won)
Discount rate	￦	(123,568)	(6.7)	138,196	7.5
Expected future increase in salaries		136,385	7.4	(124,400)	(6.7)

9) As of December 31, 2017 the maturity of the expected benefit payments are as follows:

	Within 1 year		1 year - 5 years	5 years - 10 years	10 years - 20 years	After 20 years	Total
	(in millions of Won)
Benefits paid	￦	109,212	613,786	792,792	655,599	347,280	2,518,669

The maturity analysis of the defined benefit obligation was nominal amounts of defined benefit obligations using expected remaining period of service of employees.